Supplementary Information (Tables)	12 Months Ended
Dec. 31, 2017
Guarantees and Product Warranties [Abstract]
Changes in liability for product warranties
An analysis of changes in the liability for product warranties are as follows:

Balance at December 31, 2016, and 2015, respectively	$74	$100
Provisions	37	29
Expenditures	(44)	(49)
Other (1)	97	(6)
Balance at December 31, 2017, and 2016, respectively	$164	$74

(1)	Includes an increase of $93 million in the year ended December 31, 2017 as a result of the Baker Hughes acquisition.